Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Accounts Receivable [Line Items]
Government institutions	$ 30	$ 109
Prepaid expenses	254	270
Receivables, Net, Current	$ 284	$ 379